Schedule of Maturities of Lease Liabilities (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Remaining periods ending July 31, 2025	$ 35,560
FY2026	71,120	$ 706
FY2027	71,120	706
FY2028	17,780	418
Total	195,579	1,900
Less: interest	(21,874)
Present value of lease obligation	$ 173,705		$ 42,042